Investments in Investees (Details 7) ₪ in Millions, $ in Millions	2 Months Ended	12 Months Ended
	Mar. 01, 2017 ILS (₪)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Disclosure of joint ventures [line items]
Cash flows from (used in) operating activities		₪ 785	$ 226	₪ 1,909	₪ 1,514
Net cash provided by (used in) investing activities		756	219	(3,306)	(4,437)
Net cash provided by financing activities		(2,113)	(610)	927	4,665
Increase (decrease) in cash and cash equivalents		₪ (631)	$ (182)	(540)	1,475
EQY [Member] | Discontinued operations [member]
Disclosure of joint ventures [line items]
Cash flows from (used in) operating activities	₪ 92			732	668
Net cash provided by (used in) investing activities	43			(842)	(724)
Net cash provided by financing activities	72			92	33
Increase (decrease) in cash and cash equivalents	₪ 207			₪ (18)	₪ (23)